Pension, Health Care and Postretirement Benefits Other Than Pensions (Details 4) (Postretirement Benefits Other than Pensions [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Postretirement Benefits Other than Pensions [Member]
Net pension costs:
Service cost	$ 3,061	$ 2,943	$ 3,495
Interest cost	12,183	13,520	15,580
Amortization of actuarial losses	3,934	1,715	2,505
Amortization of prior service credit	(328)	(656)	(657)
Net pension costs	18,850	17,522	20,923
Other changes in projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial (gains) losses arising during the year	(53,096)	18,961	(3,965)
Amortization of prior service credit	328	656	657
Amortization of actuarial losses	(3,934)	(1,715)	(2,505)
Total recognized in Cumulative other comprehensive loss	(56,702)	17,902	(5,813)
Total recognized in net pension costs and Cumulative other comprehensive loss	$ (37,852)	$ 35,424	$ 15,110